Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedules of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the years ended December 31,
	2024		2023		2022
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Major customers representing more than 10% of the Company’s revenues
Customer A	$8,228,966	18.3%	$442,554	0.9%	$3,263,319	6.5%
Customer B	5,957,404	13.3%	8,390,058	16.3%	4,810,176	9.6%
Customer C	5,560,578	12.4%	3,280,721	6.4%	-	-
Customer D	4,497,689	10.0%	15,852,474	30.8%	11,066,180	22.2%
Total	$24,244,637	54.0%	$27,965,807	54.4%	$19,139,675	38.3%

	As of December 31,
	2024		2023
	Amount	Percentage	Amount	Percentage
Major customers of the Company’s accounts receivable
Customer A	$2,718,597	18.0%	$-	-
Customer B	1,582,693	10.5%	3,619,197	19.6%
Customer C	-	-	2,246,649	12.1%
Customer D	1,704,452	11.3%	1,649,436	8.9%
Total	$6,005,742	39.8%	$7,515,282	40.6%

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

	For the years ended December 31,
	2024		2023		2022
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Major suppliers representing more than 10% of the Company’s purchase
Supplier A	$2,669,726	8.4%	$11,425,454	23.8%	$8,387,625	17.6%
Supplier B	3,939,174	12.4%	4,147,801	8.7%	1,875,765	3.9%
Supplier C	4,651,267	14.7%	3,390,540	7.1%	4,617,742	9.7%
Total	$11,260,167	35.5%	$18,963,795	39.6%	$14,881,132	31.2%

	As of December 31,
	2024		2023
	Amount	Percentage	Amount	Percentage
Major suppliers of the Company’s accounts payables
Supplier A	$1,378,928	15.9%	$2,974,486	24.6%
Supplier B	1,499,161	17.3%	1,632,295	13.5%
Supplier C	1,645,008	19.0%	1,555,532	12.9%
Supplier D	699,940	8.1%	1,284,403	10.6%
Total	$5,223,037	60.3%	$7,446,716	61.6%

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Buildings	5 – 20 years
Plant and machinery	3 – 10 years
Furniture and fixture	3 – 10 years
Computers and office equipment	3 – 10 years
Motor vehicles	3 – 5 years

Schedule of Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful life
Land use-right	50 years
Patents	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended December 31, 2024, 2023 and 2022 is as following:
	For years ended December 31,
Revenue stream	2024	2023	2022
Self-manufactured production sales revenue	$37,581,158	$45,966,687	$42,412,989
Trading sales revenue	7,282,272	5,461,367	7,438,145
Total revenue	$44,863,430	$51,428,054	$49,851,134

Schedule of Sales Revenue by Geographical Locations of our Customers

The table below shows the breakdown of sales revenue by geographical locations of our customers during the period under review:

	For years ended December 31,
Revenue by International Markets:	2024	2023	2022
People’s Republic of China	$36,863,348	$45,237,236	$41,979,895
South America	4,100,965	2,769,090	2,661,530
Australia	1,802,150	1,373,689	2,190,001
Europe	368,772	666,772	1,254,915
North America	699,013	445,423	1,100,483
Asia excluding PRC	871,783	888,563	635,621
Others	157,399	47,281	28,689
Total revenue	$44,863,430	$51,428,054	$49,851,134

Schedule of our Revenue by Product Categories

The table below sets out our revenue by product categories for the periods indicated:

	For the years ended December 31,
Revenue by product	2024	2023	2022
Fittings	$13,617,429	$9,784,712	$9,375,836
Flanges	30,923,382	40,773,687	39,829,641
Others	322,619	869,655	645,657
Total	$44,863,430	$51,428,054	$49,851,134